Acquisition and Deconsolidations of Subsidiaries (Tables)	12 Months Ended
Jun. 30, 2025
Acquisition and Deconsolidations of Subsidiaries [Abstract]
Schedule of Carrying Amounts of the Net Identifiable Assets of the Date of Acquisition	The purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition was as follows:
Amounts
Net assets acquired:
Cash and cash equivalents	1,469,832
Accounts receivable, net	15,094
Prepayments, deposits and other assets	146,410
Intangible assets:
License	909,573
Client lists	166,755
Collaboration agreement	98,537
Other current liabilities	(745,579)
Other non-current liabilities	(947)
Deferred tax liabilities	(199,727)
Goodwill	1,384,197
Total consideration	3,244,145
The purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition was as follows:
Amounts
Net assets acquired:
Cash and cash equivalents	126,410
Accounts receivable, net	574,287
Prepayments, deposits and other assets – current	32,432
Property and equipment, net	39,964
Intangible assets: Customer relationships	569,695
Other current liabilities	(453,961)
Other non-current liabilities	(1,255)
Deferred tax liabilities	(96,848)
Goodwill	126,707
Total consideration	917,431